February 15, 2013

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Subject:          Nationwide VL Separate Account-G
Nationwide Life and Annuity Insurance Company
SEC File No. 333-146650
CIK No. 0001313581

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account-G (the “Variable Account”) and Nationwide Life and Annuity Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 14 to the Registration Statement for the Company and the Variable Account which became effective February 12, 2013.

Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ STEPHEN M. JACKSON

Stephen M. Jackson
Managing Counsel